PGIM Short Duration High Yield Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	0.97%	1.35%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.18%	4.41%		4.68%
A
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	3.66%		4.32%
C
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	3.35%		3.78%
Z
Prospectus [Line Items]
Average Annual Return, Percent		6.99%	4.39%		4.81%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.09%	1.94%		2.30%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.09%	2.27%		2.53%
R6
Prospectus [Line Items]
Average Annual Return, Percent		7.17%	4.47%		4.89%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R2 and R4 shares.